Prepayments and Other Current Assets (Details) - Schedule of Allowance for Credit Losses - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Allowance For Credit Losses [Abstract]
Beginning balance
Provision	112,541
Reduction
Ending balance	$ 112,541